CONSOLIDATED BALANCE SHEETS (USD $) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and equivalents	$ 222,071	$ 254,964	$ 312,093
Receivable from former officer, net		2,020	71,946
Prepaid expenses and deposits	2,455,881	2,741,299	77,599
Total current assets	2,677,952	2,998,283	461,638
Property and equipment, net	81,563	11,262	49,038
Intangible assets	9,725,258	7,691,682	0
Goodwill	13,962,880	7,642,825	1,935,621
Total assets	26,447,653	18,344,052	2,446,297
Current liabilities
Accounts payable	1,601,721	1,520,206	1,203,382
Deferred salary	838,476	571,328	1,152,933
Accrued interest	633,961	89,472	213,260
Accrued preferred stock dividends		0	733,840
Other accrued expenses and liabilities	1,829,119	1,697,714	1,683,508
Payable to officer	156,358	156,358	211,358
Rent liability for facilities no longer occupied	1,121,495	1,121,495	1,260,645
Notes payable	2,932,002	1,867,002	4,004,103
Obligation to issue stock for transfer of liabilities	1,581,641	1,854,743	0
Derivative liability		0	10,389,607
Total current liabilities	10,694,773	8,878,318	20,852,636
Long-term liability - deferred taxes on acquisition	3,538,051	3,000,576
Commitments and contingencies
Shareholders' equity
Common stock, $0.001 par value: 1,000,000,000 shares authorized; 8,683,785 and 5,813,785 and 890,837 shares issued and outstanding	8,684	5,814	891
Additional paid-in capital	74,670,219	67,390,493	38,329,046
Accumulated deficit	(62,464,074)	(60,937,550)	(56,717,225)
Total RestorGenex shareholders' equity	12,214,829	6,458,757	(18,387,260)
Non-controlling interest equity		6,401	(19,079)
Total shareholders' equity	12,214,829	6,465,158	(18,406,339)
Total liabilities and shareholders' equity	26,447,653	18,344,052	2,446,297
Series C Preferred Stock [Member]
Shareholders' equity
Preferred stock	0	0	0
Series D Preferred Stock [Member]
Shareholders' equity
Preferred stock	0	0	19
Series E Preferred Stock [Member]
Shareholders' equity
Preferred stock	$ 0	$ 0	$ 9